Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit) (Tables) [Abstract]
Components of income tax expense

	Year ended December 31,
(in millions)	2012	2011	2010
Current:
Federal	$9,141	3,352	1,425
State and local	1,198	468	548
Foreign	61	52	78
Total current	10,400	3,872	2,051
Deferred:
Federal	(1,151)	3,088	4,060
State and local	(166)	471	211
Foreign	20	14	16
Total deferred	(1,297)	3,573	4,287
Total	$9,103	7,445	6,338

Schedule of net deferred tax asset (liability)

	December 31,
(in millions)	2012	2011
Deferred tax assets
Allowance for loan losses	$6,192	6,955
Deferred compensation
and employee benefits	4,701	4,115
Accrued expenses	1,692	1,598
PCI loans	2,692	3,851
Basis difference in investments	1,182	2,104
Net operating loss and tax
credit carry forwards	1,058	1,701
Other	1,868	402
Total deferred tax assets	19,385	20,726
Deferred tax assets valuation allowance	(579)	(918)

Deferred tax liabilities
Mortgage servicing rights	(7,360)	(7,388)
Leasing	(4,414)	(4,344)
Mark to market, net	(2,401)	(4,027)
Intangible assets	(2,157)	(2,608)
Net unrealized gains on
securities available for sale	(4,135)	(2,619)
Insurance reserves	(1,707)	(1,197)
Other	(1,683)	(2,539)
Total deferred tax liabilities	(23,857)	(24,722)
Net deferred tax liability (1)	$(5,051)	(4,914)

(1)	Included in accrued expenses and other liabilities.

Effective income tax expense and rate

	December 31,
	2012		2011		2010
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$9,800	35.0%	$8,160	35.0%	$6,545	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of
federal income tax benefit	856	3.1	730	3.1	586	3.1
Tax-exempt interest	(414)	(1.5)	(334)	(1.4)	(283)	(1.5)
Excludable dividends	(132)	(0.5)	(247)	(1.1)	(258)	(1.3)
Tax credits	(815)	(2.9)	(735)	(3.2)	(577)	(3.1)
Life insurance	(524)	(1.9)	(222)	(1.0)	(223)	(1.2)
Leveraged lease tax expense	347	1.2	272	1.2	461	2.5
Other	(15)	-	(179)	(0.7)	87	0.4
Effective income tax expense and rate	$9,103	32.5%	$7,445	31.9%	$6,338	33.9%

Change in unrecognized tax benefits

	Year ended
	December 31,
(in millions)	2012	2011
Balance at beginning of year	$5,005	5,500
Additions:
For tax positions related to the current year	877	279
For tax positions related to prior years	491	255
Reductions:
For tax positions related to prior years	(114)	(358)
Lapse of statute of limitations	(23)	(75)
Settlements with tax authorities	(167)	(596)
Balance at end of year	$6,069	5,005